Prepayments (Details) - Schedule of Prepayments - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Short-term prepayments
Advance to suppliers for services and inventories	[1]	$ 77,950,037	$ 254,493,399
Long-term prepayments
Prepayment for educational content		$ 8,815,919	$ 151,779,105

[1]	Short-term prepayments represent advance to suppliers for purchasing services or inventories. In 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries entered into several IT equipment procurement agreements with third party suppliers in the total contract amount of RMB 344.45 million, pursuant to which the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries prepaid cash in an aggregated of RMB 254.5 million, or 74% of the total contract amount to these suppliers. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries purchased these IT equipment for purpose of 27 IT solution services projects. Subsequently, as of the date of this report, IT equipment associated with 23 projects with value of RMB 344.45 million were delivered and RMB 305 million prepayments were settled.